ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Disclosure of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 13,000	$ 11,337	$ 11,053
Other comprehensive income (loss)		(394)	283	72
Ownership changes	[1]	870	(1,740)	2
Ending balance		18,465	13,000	11,337
Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		2,252	1,928	2,116
Other comprehensive income (loss)		(51)	64	36
Ownership changes	[1]	(5)	105	(57)
Ending balance		1,415	2,252	1,928
Foreign currency translation | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(252)	(144)	(169)
Other comprehensive income (loss)		(66)	(70)	25
Ownership changes		4	(38)	0
Issuance of BBUC exchangeable shares		67
Ending balance		(247)	(252)	(144)
FVOCI | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		76	52	11
Other comprehensive income (loss)		(69)	24	39
Ownership changes		0	0	2
Issuance of BBUC exchangeable shares		(15)
Ending balance		(8)	76	52
Other | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		23	(88)	(60)
Other comprehensive income (loss)		84	110	(28)
Ownership changes		1	1	0
Issuance of BBUC exchangeable shares		(5)
Ending balance		103	23	(88)
Accumulated other comprehensive income (loss) | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]	(153)	(180)	(218)
Other comprehensive income (loss)	[2]	(51)	64	36
Ownership changes	[1],[2]	5	(37)	2
Issuance of BBUC exchangeable shares		47
Ending balance	[2]	$ (152)	$ (153)	$ (180)

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	See Note 20 for additional information.